Bingham McCutchen LLP
One Federal Street
Boston, MA 02110

	                                              October 17, 2014


VIA EDGAR
Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

Re:	Pioneer Ibbotson Asset Allocation Series
	Registration Statement on Form N-14
	(File No. 333-198612)

Ladies and Gentlemen:

     On behalf of our client, Pioneer Ibbotson Asset Allocation Series (the "Registrant"), a Delaware statutory trust, we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), that the forms of information statement/prospectus and statement of additional information relating to a proposed reorganization of Pioneer Ibbotson Aggressive Allocation Fund into Pioneer Ibbotson Growth Allocation Fund, each a series of the Registrant, that would have been filed by the Registrant pursuant to Rule 497 under the Securities Act upon the effectiveness of Post-Effective Amendment No. 1 (the "Amendment") to the combined information statement and registration statement on Form N-14 of the Registrant (the "Registration Statement") would not have differed from those contained in the Amendment. The Amendment, which was filed via the EDGAR system on October 14, 2014, is the most recent amendment to the Registration Statement.

     Please call Toby R. Serkin at (617) 951-8760 or the undersigned at
(617) 951-8458 or with any comments or questions relating to the filing.


Sincerely,


/s/ Jeremy B. Kantrowitz
------------------------
Jeremy B. Kantrowitz